Leuthold Select Industries Fund
Schedule of Investments
December 31, 2019 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 100.09%
Airlines - 1.50%
Delta Air Lines, Inc.	1,533	$89,650
United Airlines Holdings, Inc. (a)	956	84,214
		173,864
Banks - 1.98%
Bank OZK	2,775	84,651
Citizens Financial Group, Inc.	1,433	58,194
Fifth Third Bancorp	2,805	86,226
		229,071
Biotechnology - 6.89%
AbbVie, Inc.	1,310	115,987
Alexion Pharmaceuticals, Inc. (a)	1,091	117,992
Amgen, Inc.	764	184,177
Biogen, Inc. (a)	391	116,021
Gilead Sciences, Inc.	2,213	143,801
Regeneron Pharmaceuticals, Inc. (a)	316	118,652
		796,630
Capital Markets - 6.34%
Brookfield Asset Management, Inc. - Class A (b)	1,990	115,022
FactSet Research Systems, Inc.	214	57,416
Intercontinental Exchange, Inc.	1,010	93,476
Moody's Corp.	440	104,460
Morgan Stanley	2,290	117,065
MSCI, Inc.	272	70,225
Nasdaq, Inc.	667	71,436
S&P Global, Inc.	377	102,940
		732,040
Commercial Services & Supplies - 3.65%
Republic Services, Inc.	1,788	160,258
Tetra Tech, Inc.	1,118	96,327
Waste Management, Inc.	1,448	165,014
		421,599
Construction Materials - 3.13%
CRH PLC - ADR	3,091	124,660
Martin Marietta Materials, Inc.	434	121,364
Vulcan Materials Co.	806	116,056
		362,080
Consumer Finance - 5.37%
Ally Financial, Inc.	2,853	87,188
Capital One Financial Corp.	1,600	164,656
Discover Financial Services	1,409	119,511
OneMain Holdings, Inc.	1,229	51,802
Santander Consumer USA Holdings, Inc.	2,575	60,178
Synchrony Financial	3,800	136,838
		620,173
Diversified Telecommunication Services - 3.40%
AT&T, Inc.	5,681	222,014
Verizon Communications, Inc.	2,783	170,876
		392,890
Electronic Equipment, Instruments & Components - 3.85%
Arrow Electronics, Inc. (a)	1,746	147,956
Avnet, Inc.	3,471	147,310
SYNNEX Corp.	1,159	149,279
		444,545
Entertainment - 3.14%
Activision Blizzard, Inc.	3,044	180,875
Electronic Arts, Inc. (a)	1,691	181,799
		362,674
Food & Staples Retailing - 4.54%
Costco Wholesale Corp.	977	287,160
Walmart, Inc.	2,001	237,799
		524,959
Health Care Providers & Services - 9.66%
Anthem, Inc.	316	95,441
Centene Corp. (a)	2,764	173,773
Encompass Health Corp.	1,770	122,608
HCA Healthcare, Inc.	1,494	220,828
Humana, Inc.	454	166,400
UnitedHealth Group, Inc.	812	238,712
Universal Health Services, Inc. - Class B	689	98,844
		1,116,606
Household Durables - 5.19%
D.R. Horton, Inc.	2,577	135,937
KB Home	1,915	65,627
Lennar Corp. - Class A	1,541	85,972
Meritage Homes Corp. (a)	1,100	67,221
PulteGroup, Inc.	3,903	151,437
Toll Brothers, Inc.	2,369	93,599
		599,793
Interactive Media & Services - 3.53%
Alphabet, Inc. - Class A (a)	209	279,932
Facebook, Inc. - Class A (a)	623	127,871
		407,803
IT Services - 9.08%
Fiserv, Inc. (a)	1,689	195,299
FleetCor Technologies, Inc. (a)	395	113,649
Genpact, Ltd.	1,381	58,237
Mastercard, Inc. - Class A	925	276,196
MAXIMUS, Inc.	1,188	88,375
Visa, Inc. - Class A	1,311	246,337
The Western Union Co.	2,673	71,583
		1,049,676
Media - 1.07%
Comcast Corp. - Class A	2,756	123,937

Multiline Retail - 6.22%
Dollar General Corp.	1,504	234,594
Dollar Tree, Inc. (a)	1,339	125,933
Target Corp.	2,792	357,962
		718,489
Professional Services - 3.63%
ASGN, Inc. (a)	1,534	108,868
Insperity, Inc.	1,202	103,420
Robert Half International, Inc.	1,795	113,354
TriNet Group, Inc. (a)	1,647	93,237
		418,879
Semiconductors & Semiconductor Equipment - 8.74%
Applied Materials, Inc.	2,943	179,641
Intel Corp.	2,019	120,837
KLA Corp.	607	108,149
Lam Research Corp.	1,070	312,868
MKS Instruments, Inc.	1,118	122,991
SolarEdge Technologies, Inc. (a)(b)	1,741	165,552
		1,010,038
Software - 2.76%
Microsoft Corp.	2,022	318,869

Specialty Retail - 1.58%
AutoZone, Inc. (a)	91	108,409
Group 1 Automotive, Inc.	740	74,000
		182,409
Thrifts & Mortgage Finance - 0.51%
Radian Group, Inc.	2,349	59,101

Trading Companies & Distributors - 4.33%
AerCap Holdings NV (a)(b)	1,132	69,584
Air Lease Corp.	1,488	70,710
BMC Stock Holdings, Inc. (a)	1,573	45,129
GMS, Inc. (a)	1,466	39,699
HD Supply Holdings, Inc. (a)	1,733	69,701
Triton International, Ltd. (b)	1,212	48,723
United Rentals, Inc. (a)	561	93,558
WESCO International, Inc. (a)	1,070	63,547
		500,651
TOTAL COMMON STOCKS (Cost $8,290,120)		$11,566,776

SHORT-TERM INVESTMENTS - 0.78%
Money Market Funds - 0.78%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.490% (c)	90,587	$90,587
TOTAL SHORT-TERM INVESTMENTS (Cost $90,587)		$90,587

Total Investments (Cost $8,380,707) - 100.87%		$11,657,363
Liabilities in Excess of Other Assets - (0.87)%		(101,281)
TOTAL NET ASSETS - 100.00%		$11,556,082

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day effective yield as of December 31, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Select Industries Fund

Summary of Fair Value Exposure at December 31, 2019 (Unaudited)

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2019:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$11,566,776	$–	$–	$11,566,776
Money Market Funds	90,587	–	–	90,587
Total Investments in Securities	$11,657,363	$–	$–	$11,657,363

The Fund did not invest in any Level 3 securities during the period.